Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments (Tables) [Abstract]
Reportable Segment Information
				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$14,088		$3	$696	$305	$24	$-		$15,116
Other Operating Segments	112		5	20	1	8	(146)		-
Total Revenues	$14,200		$8	$716	$306	$32	$(146)		$15,116

Depreciation and Amortization	$1,613		$-	$28	$25	$2	$(13)	(b)	$1,655
Interest Income	29		-	-	(1)	17	(18)		27
Carrying Costs Income	393		-	-	-	-	-		393
Interest Expense	886		1	18	18	43	(33)	(b)	933
Income Tax Expense (Credit)	722		2	24	(18)	88	-		818

Income (Loss) Before Extraordinary
Items	$1,549		$30	$45	$14	$(62)	$-		$1,576
Extraordinary Items, Net of Tax	373		-	-	-	-	-		373
Net Income (Loss)	$1,922		$30	$45	$14	$(62)	$-		$1,949

Gross Property Additions	$2,405		$263	$18	$2	$214	$-		$2,902

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687		$-	$566	$173	$1	$-		$14,427
Other Operating Segments	105		1	22	-	14	(142)		-
Total Revenues	$13,792		$1	$588	$173	$15	$(142)		$14,427

Depreciation and Amortization	$1,598		$-	$24	$30	$2	$(13)	(b)	$1,641
Interest Income	8		-	-	2	31	(20)		21
Carrying Costs Income	70		-	-	-	-	-		70
Interest Expense	942		-	14	20	58	(35)	(b)	999
Income Tax Expense (Credit)	651		(1)	19	(20)	(6)	-		643

Net Income (Loss)	1,192		9	37	25	(45)	-		1,218

Gross Property Additions	2,440		35	23	1	1	-		2,500

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2009
Revenues from:
External Customers	$12,733	(d)	$-	$490	$281	$(15)	$-		$13,489
Other Operating Segments	70	(d)	-	18	5	36	(129)		-
Total Revenues	$12,803		$-	$508	$286	$21	$(129)		$13,489

Depreciation and Amortization	$1,561		$-	$17	$29	$2	$(12)	(b)	$1,597
Interest Income	4		-	-	-	47	(40)		11
Carrying Costs Income	47		-	-	-	-	-		47
Interest Expense	916		-	5	21	86	(55)	(b)	973
Income Tax Expense (Credit)	553		-	23	-	(1)	-		575

Income (Loss) Before Extraordinary
Items	$1,325		$4	$47	$41	$(47)	$-		$1,370
Extraordinary Items, Net of Tax	(5)		-	-	-	-	-		(5)
Net Income (Loss)	$1,320		$4	$47	$41	$(47)	$-		$1,365

Gross Property Additions	$2,812		$1	$81	$1	$1	$-		$2,896

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2011
Total Property, Plant and Equipment	$54,396	$323	$608	$590	$11	$(258)		$55,670
Accumulated Depreciation and
Amortization	18,393	-	136	219	10	(59)		18,699
Total Property, Plant and
Equipment - Net	$36,003	$323	$472	$371	$1	$(199)		$36,971

Total Assets	$50,093	$594	$659	$868	$16,751	$(16,742)	(c)	$52,223

Investments in Equity Method Investees	24	256	17	-	2	-		299

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,771	$51	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and
Amortization	17,795	-	110	198	9	(46)		18,066
Total Property, Plant and
Equipment - Net	$34,976	$51	$464	$386	$2	$(205)		$35,674

Total Assets	$48,658	$230	$621	$881	$15,942	$(15,877)	(c)	$50,455

Investments in Equity Method Investees	22	135	3	-	-	-		160

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ended in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

(d)       PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net purchases for these contracts with AEPEP in Revenues from Other Operating Segments of $5 million for the years ended December 31, 2009. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.